Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (4,280,828)	$ (3,222,146)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	845,137	766,977
Stock based compensation	846,705	398,090
Amortizaton of note discount	259,816
Change in fair value of derivative liability		(360,922)
Change in deferred tax provision	18,948	(150,183)
(Increase) decrease in assets:
Accounts receivable	(527,269)	701,482
Inventory	(34,243)	(182,083)
Prepaid expenses and other assets	(117,951)	112,911
Increase (decrease) in liabilities:
Accounts payable	(249,503)	(229,528)
Accrued expenses and other liabilities	75,905	59,845
Net cash used by operating activities	(3,163,283)	(2,124,505)
Cash flows from investing activities:
Purchase of property, plant and equipment	(245,112)	(523,596)
Purchase of other intangible assets	(113,569)	(72,069)
Acquisition of business		61,995
Net cash (used) provided by investing activities	(358,681)	(533,670)
Cash flows from financing activities:
Net payments on revolving lines of credit	(525,496)	(90,256)
Payment of short-term loan from related party	(150,000)
Payments of long-term debt	(352,350)	(359,399)
Payments of capital lease obligations	(94,595)	(88,003)
Issuance of common stock, net of issuance costs	5,813,889	(173,062)
Net cash provided (used) by financing activities	4,691,448	(710,720)
Net increase (decrease) in cash	1,169,484	(3,368,895)
Cash beginning of period	717,679	4,086,574
Cash end of period	$ 1,887,163	$ 717,679